Lessee, Operating Lease, Liability, Maturity (Details) - USD ($)	Jun. 30, 2023	Dec. 31, 2022	Dec. 31, 2021
Right Of Use Assets
2023	$ 15,556
2024	7,778
Total lease payments	23,334
Less: Interest	(513)
Present value of lease liabilities	22,821	$ 39,556	$ 74,067
Amounts recognized on the balance sheet
Current lease liabilities	22,821	32,116
Long-term lease liabilities		7,440
Total lease payments	$ 22,821	$ 39,556	$ 74,067